AMG SouthernSun U.S. Equity Fund
Schedule of Portfolio Investments (unaudited)
December 31, 2019

	Shares	Value		Shares	Value
Common Stocks - 96.2%			Trinity Industries, Inc. [1]	135,104	$2,992,554
Consumer Discretionary - 20.4%			Watsco, Inc.	7,220	1,300,683
Extended Stay America, Inc.	253,985	$3,774,217	Total Industrials		29,464,851
Hanesbrands, Inc. [1]	248,678	3,692,869	Information Technology - 11.0%
Murphy USA, Inc.*	14,968	1,751,256	Broadridge Financial Solutions, Inc.	18,242	2,253,616
Polaris, Inc.	27,069	2,752,917	Knowles Corp.*,1	137,738	2,913,159
Thor Industries, Inc. [1]	43,321	3,218,317	The Western Union Co. [1]	111,460	2,984,899
Total Consumer Discretionary		15,189,576	Total Information Technology		8,151,674
Consumer Staples - 6.8%			Materials - 5.2%
Darling Ingredients, Inc. *	179,193	5,031,739	Westrock Co.	89,524	3,841,475
Energy - 2.4%			Total Common Stocks
			(Cost $53,559,371)		71,522,477
Encana Corp. (Canada)	381,450	1,789,001
			Short-Term Investments - 4.3%
Financials - 5.1%
			Other Investment Companies - 4.3%
First Horizon National Corp.	140,617	2,328,617
			Dreyfus Government Cash Management Fund,
SEI Investments Co.	22,777	1,491,438	Institutional Shares, 1.51% [2]	1,053,581	1,053,581
Total Financials		3,820,055	Dreyfus Institutional Preferred Government
Health Care - 5.7%			Money Market Fund, Institutional Shares,
Centene Corp.*	67,347	4,234,106	1.55% [2]	1,053,581	1,053,581
Industrials - 39.6%			JPMorgan U.S. Government Money Market Fund,
			IM Shares, 1.53%[2]	1,085,507	1,085,507
AGCO Corp.	39,308	3,036,543
			Total Short-Term Investments
The Brink's Co. [1]	46,467	4,213,627	(Cost $3,192,669)		3,192,669
Clean Harbors, Inc. *	35,733	3,064,105	Total Investments - 100.5%
Crane Co.	37,983	3,280,971	(Cost $56,752,040)		74,715,146
Dycom Industries, Inc. *,1	95,719	4,513,151	Other Assets, less Liabilities - (0.5)%		(335,742)
IDEX Corp.	16,462	2,831,464	Net Assets - 100.0%		$74,379,404
The Timken Co.	75,151	4,231,753

* Non-income producing security.			[2] Yield shown represents the December 31, 2019, seven day average yield, which refers
[1] Some of these securities, amounting to $20,660,147 or 27.8% of net assets, were out on			to the sum of the previous seven days' dividends paid, expressed as an annual
loan to various borrowers and are collateralized by various U. S. Treasury Obligations.			percentage.
See below for more information.

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of December 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †	$71,522,477	—	—	$71,522,477
Short-Term Investments
Other Investment Companies	3,192,669	—	—	3,192,669
Total Investments in Securities	$74,715,146	—	—	$74,715,146

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

AMG SouthernSun U.S. Equity Fund
Schedule of Portfolio Investments (continued)

The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at December 31, 2019, were as follows:

	Cash	Securities	Total
Securities	Collateral	Collateral	Collateral
Loaned	Received	Received	Received
$20,660,147	—	$21,061,277	$21,061,277

The following table summarizes the securities received as collateral for securities lending at December 31, 2019:
Collateral		Coupon	Maturity
Type		Range	Date Range
U. S. Treasury Obligations		0.000%-8.500%	02/15/20-11/15/49

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.

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